Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR)

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS)

The following information replaces the existing tables for Xtrackers Harvest CSI 300 China A-Shares ETF and Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF in “PART I: Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information. The information for Feng Gao, who joined the team as a portfolio manager in January 2024, is provided as of December 31, 2023, and the information for West Wang is provided as of the fund’s most recent fiscal year end.

Fund Ownership of Portfolio Managers

Xtrackers Harvest CSI 300 China A-Shares ETF

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
West Wang	$0
Feng Gao	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Name of Portfolio Manager	Dollar Range of Fund Shares Owned
West Wang	$0
Feng Gao	$0

Conflicts of Interest

Xtrackers Harvest CSI 300 China A-Shares ETF

February 20, 2024

SAISTKR24-06

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
West Wang	1	$25,879,491	0	$0
Feng Gao	0	$0	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts

West Wang	1	$2,333,098,135	0	$0
Feng Gao	0	$0	0	$0

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
West Wang	5	$477,275,093	0	$0
Feng Gao	3	$10,767,894	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
West Wang	5	$477,275,093	0	$0
Feng Gao	3	$10,767,894	0	$0

Xtrackers Harvest CSI 300 China A-Shares ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
West Wang	0	$0	0	$0
Feng Gao	0	$0	0	$0

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
West Wang	0	$0	0	$0
Feng Gao	0	$0	0	$0

Please Retain This Supplement for Future Reference

February 20, 2024

SAISTKR24-06